Document and Entity Information	Sep. 19, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001770141
Document Type	8-K
Document Period End Date	Sep. 19, 2023
Entity Registrant Name	UpHealth, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38924
Entity Tax Identification Number	83-3838045
Entity Address, Address Line One	14000 S. Military Trail
Entity Address, Address Line Two	Suite 203
Entity Address, City or Town	Delray Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33484
City Area Code	(888)
Local Phone Number	424-3646
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Common Stock Par Value 0.0001 Per Share 2 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.0001 per share
Trading Symbol	UPH
Security Exchange Name	NYSE
Redeemable Warrants Exercisable For One Share Of Common Stock At An Exercise Price Of 115.00 Per Share 1 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Redeemable Warrants, exercisable for one share of Common Stock at an exercise price of $115.00 per share
Trading Symbol	UPH.WS
Security Exchange Name	NYSE